Financial Information of the Parent Company (Tables) - Parent Company [Member]	12 Months Ended
Jun. 30, 2024
Financial Information of the Parent Company (Tables) [Line Items]
Schedule of Parent Company Balance Sheets
	June 30, 2024	June 30, 2023
ASSETS
Non-current asset
Investment in subsidiaries	$15,380,714	$15,544,196
Total asset	$15,380,714	$15,544,196

LIABILITIES AND SHAREHOLDERS’ EQUITY
LIABILITIES	$—	$—

COMMITMENTS AND CONTINGENCIES

SHAREHOLDERS’ EQUITY
Ordinary shares, US$0.16 par value, 35,000,000 shares authorized, 11,001,358 and 10,326,374 shares issued and outstanding as of June 30, 2024 and 2023, respectively: *
Class A shares, 30,000,000 shares authorized, 7,171,858 and 6,496,874 shares issued and outstanding	1,147,497	1,039,499
Class B shares, 5,000,000 shares authorized, 3,829,500 shares issued and outstanding	612,720	612,720
Additional paid-in capital	19,956,956	18,795,548
Statutory reserve	624,097	624,097
Accumulated deficit	(7,606,597)	(5,334,300)
Accumulated other comprehensive income/(loss)	646,041	(193,368)
Total shareholders’ equity	15,380,714	15,544,196
Total liabilities and shareholders’ equity	$15,380,714	$15,544,196
*	Retrospectively restated for effect of 1-for-4 reverse split on November 2020 and 1-for-2 reverse split on August 8, 2022 of the ordinary shares, see Note 16.

Schedule of Parent Company Statements of Comprehensive (Loss)/Income
	For the Years Ended June 30,
	2024	2023	2022
EQUITY IN EARNINGS OF SUBSIDIARIES AND VIE	$(2,272,297)	$1,751,170	$2,569,810
NET (LOSS)/INCOME	(2,272,297)	1,751,170	2,569,810
FOREIGN CURRENCY TRANSLATION ADJUSTMENTS	839,409	(1,238,224)	817,991
COMPREHENSIVE (LOSS)/INCOME ATTRIBUTABLE TO THE COMPANY	$(1,432,888)	$512,946	$3,387,801

Schedule of Parent Company Statements of Cash Flows
	For the Years Ended June 30,
	2024	2023	2022
CASH FLOWS FROM OPERATING ACTIVITIES:
Net (loss)/income	$(2,272,297)	$1,751,170	$2,569,810
Adjustments to reconcile net cash flows from operating activities:
Equity in earnings of subsidiaries and VIE	2,272,297	(1,751,170)	(2,569,810)
Net cash used in operating activities	—	—	—

CHANGES IN CASH AND RESTRICTED CASH	—	—	—
CASH AND RESTRICTED CASH, beginning of year	—	—	—
CASH AND RESTRICTED CASH, end of year	$—	$—	$—